CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (14,001,087)	$ (1,450)	$ (5,047,405)
Adjustments to reconcile net loss to cash used in operating activities:
Prepaid expenses and other current assets			(434,272)
Accrued liabilities		1,450	4,053,156
Change in fair value of warrant liability			(3,792,600)
Loss on initial issuance of private warrants			2,980,700
Transaction costs associated with initial public offering			603,941
Interest earned on investments held in Trust Account			(4,721)
Unrealized gain on investments held in Trust Account			(41,406)
Changes in operating assets and liabilities:
Net cash used in operating activities			(1,682,607)
Cash flows from investing activities:
Net cash used in investing activities			(276,000,000)
Proceeds from promissory note — related party		105,336	275,019
Payment of offering costs		(105,336)	(217,755)
Proceeds from sale of Units, net of underwriting discounts paid			270,480,000
Proceeds from sale of Private Placements Warrants			7,270,000
Repayment of promissory note - related party			(110,119)
Net cash provided by financing activities			277,697,145
Net Change in Cash			14,538
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period	14,538		14,538
Net cash provided by financing activities			277,697,145
Investment of cash into Trust Account			(276,000,000)
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period	14,538		14,538
Supplemental disclosures of cash flow information
Deferred offering costs included in accrued offering costs		7,000
Payment of deferred offering costs by the Sponsor in exchange for the issuance of Class B common stock		25,000
Initial classification of Class A common stock subject to possible redemption			233,021,970
Change in value of Class A common stock subject to possible redemption			42,978,030
Offering costs included in accrued offering costs			35,000
Deferred underwriting fee payable	9,660,000		9,660,000
Net Change in Cash			14,538
Cash flows from financing activities:
Net cash provided by financing activities			277,697,145
Sarcos Corp and Subsidiaries
Net loss	(5,263)		(10,461)	$ (10,156)	(20,926)	$ (18,040)
Adjustments to reconcile net loss to cash used in operating activities:
Stock-based compensation			392	1,386	2,291	2,662
Depreciation and amortization			219	222	458	297
Accounts receivable			665	171	(135)	(503)
Unbilled receivable					649	(648)
Contract assets					102	(222)
Inventories			(551)	245	441	(432)
Prepaid expenses and other current assets			(655)	26	(246)	(107)
Other non-current assets				(21)	(163)
Accounts payable			1,044	(336)	(320)	620
Accrued liabilities			455	24	592	128
Deferred revenue			(52)		(143)	200
Other non-current liabilities					518	3
Unbilled receivable			(104)	612
Deferred transactions costs			(2,706)
Other liabilities			529	222
Changes in operating assets and liabilities:
Net cash used in operating activities			(13,660)	(7,605)	(16,882)	(16,042)
Gain on forgiveness of notes payable			(2,394)
Cash flows from investing activities:
Purchases of property and equipment			(2,282)	(342)	(950)	(639)
Net cash used in investing activities			(2,282)	(342)	(950)	(639)
Net cash provided by financing activities			1,818	42,317	42,301	16
Cash and cash equivalents at beginning of period			33,664	9,195	9,195	25,860
Cash and cash equivalents at end of period	19,540	33,664	19,540	43,565	33,664	9,195
Proceeds from issuance of convertible preferred stock, net of issuance costs				39,867	39,867
Proceeds from exercise of stock options			20	58	124	16
Proceeds from notes payable			2,000	2,394	2,394
Payment of obligations under capital leases			(2)	(2)	(84)
Net cash provided by financing activities			1,818	42,317	42,301	16
Purchase of non-controlling interest			(200)
Net increase (decrease) in cash and cash equivalents			(14,124)	34,370	24,469	(16,665)
Cash and cash equivalents at beginning of period			33,664	9,195	9,195	25,860
Cash and cash equivalents at end of period	$ 19,540	$ 33,664	19,540	43,565	33,664	9,195
Supplemental disclosures of cash flow information
Cash paid for interest			1	1	1
Cash paid for income taxes			2		1	1
Issuance of common stock warrants				1,220	1,220
Purchase of property and equipment included in accounts payable at period-end			5	5	28	83
Purchase of property and equipment under capital leases				19	303
Vesting of founder shares subject to repurchase				50	75	100
Leasehold improvements paid by lessor			961
Cash paid for income taxes			2		1	1
Cash flows from financing activities:
Net cash provided by financing activities			$ 1,818	$ 42,317	$ 42,301	$ 16